LOANS PAYABLE (Details Narrative) - CAD ($)	Apr. 23, 2021	May 19, 2020	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest rate		25.00%
CEBA [member]
IfrsStatementLineItems [Line Items]
Loan received		$ 40,000
Interest rate			0.00%
Loans forgivable amount	$ 20,000	$ 10,000
Unsecured loan received	$ 60,000